Long-Term Debt:	12 Months Ended
Dec. 31, 2014
Debt Disclosure
Long-Term Debt:
5. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

Debt instruments	Borrowers-Issuers	2014	2013
$262.1 Million Credit Suisse credit facility	Pegasus-Lance-Seacrown	$—	$214,085
$340.0 Million Credit Suisse credit facility	Pegasus-Lance-Seacrown-Fareastern	325,000	—
$250.0 Million Senior Unsecured Notes	Dynagas LNG Partners LP - Dynagas Finance Inc.	250,000	—
Total		$575,000	$214,085
Less current portion		$20,000	$—
Long-term portion		$555,000	$214,085

$262.1 million Credit Suisse Senior Secured Revolving Credit Facility:
On November 14, 2013, the Partnership entered, on a joint and several basis, into a Senior Secured Revolving Credit Facility (the “Revolving Credit Facility” or “Facility”) with an affiliate of Credit Suisse for $262,125 in order to partially refinance its existing indebtedness of $346.1 that was outstanding on November 18, 2013, soon after the successful completion of the Partnership's IPO. Of this amount, $214,085 was drawn on November 18, 2013 and, together with part of the net proceeds of the initial public offering discussed in Note 8, was used to fully repay the then outstanding principal and interest of the three loans outstanding at that time. The Revolving Credit Facility was guaranteed by the Partnership and was secured by, among other things, a first priority or preferred cross-collateralized mortgage on each of the Clean Force, the OB River and the Clean Energy and bore interest at LIBOR plus margin. The amount available under the Facility would be reduced each quarter for 14 consecutive quarters by $5,000 for the first 13 quarters and by approximately $197,125 for the fourteenth quarter ending on June 30, 2017. On June 23, 2014, the then outstanding balance of $214.1 million due under respective facility was fully repaid from the proceeds of a new senior secured credit facility concluded on June 19, 2014, discussed below.
New $340 million Credit Suisse Senior Secured Revolving Credit Facility:
On June 19, 2014, certain subsidiaries of the Partnership entered, on a joint and several basis, into a new Senior Secured Revolving Credit Facility (the “New Facility”) with an affiliate of Credit Suisse for $340.0 million to refinance the $214.1 million outstanding under the Revolving Credit Facility and to fund a portion of the purchase price for the Arctic Aurora acquisition. On June 23, 2014, the Partnership drew down in full the amount available under the respective facility, a part of which, along with the net proceeds from the follow on public common units offering (Note 8), was utilized to fund the acquisition of the Arctic Aurora (Note 3(c)).The remainder of the amount drawn under the facility was used to fully repay the then outstanding principal and interest of the Revolving Credit Facility. The New Facility is guaranteed by the Partnership, Dynagas Equity Holding Ltd. and Dynagas Operating LP and is secured by a first priority or preferred cross-collateralized mortgage on each of the Clean Force, the OB River, the Clean Energy and the Arctic Aurora, a specific assignment of the existing charters and a first assignment of earnings and insurances in relation to the vessels. The facility bears interest at LIBOR plus a margin and is payable in 28 consecutive equal quarterly installments of $5.0 million each and a balloon payment of $200.0 million at maturity in March 2021.

The New Facility contains financial and other covenants similar to those of the refinanced facility that require the Partnership to:
•      maintain total consolidated liabilities of less than 65% of the Partnership's consolidated market  value adjusted total assets
•      maintain an interest coverage ratio of at least 3.0 times
•      maintain minimum liquidity equal to at least $24.0 million
•      employ at least three vessels in the fleet on charters with a minimum initial term of at least three years at above breakeven costs and
•      maintain a hull cover ratio, being the ratio of the aggregate of the vessels' market values and the net realizable value of any additional security over the outstanding amount of the facility, no less than 130%
In addition, during the security period, the Sponsor, will be required to own, directly or indirectly, at least 30% of the outstanding voting interests of the Partnership (which shall include common and subordinated units of the Partnership) and 100% of the outstanding voting interests and limited liability company interests in the General Partner. Finally, the New Facility similarly restricts the Partnership from paying any distributions if an event of default occurs.
$250 Million Senior Unsecured Notes due 2019
On September 15, 2014 the Partnership completed a public offering of $250.0 million aggregate principal amount Senior Unsecured Notes offering due October 30, 2019 (the “Notes”) with the purpose of funding the majority of the purchase price related to the Yenisei River acquisition. On September 25, 2014, consistent with their intended use, the net proceeds from this offering of approximately $244.9 million along with cash on hand funded the entire purchase price of the Yenisei River (Note 3(c)). The Notes bear interest from the date of the original issue until maturity at a rate of 6.25% per year, payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year. As per the provisions of the Notes and the Indenture, the Partnership may issue from time to time, unlimited as to principal amount senior unsecured debentures, to be issued in one or more series. The Notes are unsubordinated unsecured obligations of the Partnership and are not redeemable at its option prior to maturity.

The Notes contain financial covenants that require the Partnership to:
•      maintain aggregate free liquidity, which includes the minimum liquidity held under the New $340 million Credit Suisse Senior Secured Revolving Credit Facility, of at least $20.0 million
•      the ratio of total borrowings to total assets expressed as a percentage shall not exceed 75%
•      maintain minimum net worth of no less than $250.0 million
On terms similar with the New Facility, the Notes restrict the Partnership from declaring or making any distributions if an event of default occurs.
As of December 31, 2014, the Partnership was in compliance with all financial debt covenants under the Notes and the New Facility.

The annual principal payments for the Partnership's outstanding debt arrangements as at December 31, 2014 required to be made after the balance sheet date were as follows:

Year ending December 31,	Amount
2015	$20,000
2016	20,000
2017	20,000
2018	20,000
2019	270,000
2020 and thereafter	225,000
Total	$575,000

The Partnership's weighted average interest rate on its long-term debt for the years ended December 31, 2014 and 2013 was 3.8% and 2.4%, respectively.
Total interest incurred on long-term debt for the years ended December 31, 2014, 2013 and 2012 amounted to $13,338, $8,248 and $8,551, respectively, and, is included in Interest and finance costs (Note 10) in the accompanying consolidated statements of income.
As of December 31, 2014, the Partnership had no unused borrowing capacity under the New Facility. As of December 31, 2014, the Partnership incurred $360 of commitment fees in connection with the undrawn amounts under the refinanced and the new Credit Suisse facilities. Commitment fees incurred for 2013 and 2012 amounted to $327 and $372, respectively. Such fees are included in Interest and finance costs (Note 10) in the accompanying consolidated statements of income.